Related party transactions - Summary of Related Party Balances Existed with Associate or Joint Venture Businesses (Details) - Total for all joint ventures - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Transactions between Related Parties [Line Items]
Sales to joint ventures	€ 1,168	€ 1,144
Purchases from joint ventures	110	134
Receivables from joint ventures	112	99
Payables to joint ventures	111	111
Loans to joint ventures	227	219
Royalties and service fees	€ 9	€ 19